Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2018
Registrant Name	dei_EntityRegistrantName	MUTUAL FUND SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001355064
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	msft
Document Creation Date	dei_DocumentCreationDate	Dec. 18, 2018
Document Effective Date	dei_DocumentEffectiveDate	Dec. 18, 2018
Prospectus Date	rr_ProspectusDate	Dec. 18, 2018
Catalyst/Lyons Tactical Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Catalyst/Lyons Tactical Allocation Fund
Supplement [Text Block]	msft_SupplementTextBlock

CATALYST FUNDS

MUTUAL FUND SERIES TRUST

Catalyst/Lyons Tactical Allocation Fund

Class A: CLTAX Class C: CLTCX Class I: CLTIX

(the “Fund”)

December 18, 2018

The information in this Supplement amends certain information contained in the currently effective Prospectus for the Fund dated November 1, 2018.

The following table replaces the Average Annual Total Returns table contained under the section of the Fund’s Prospectus entitled “Performance”:

Average Annual Total Returns

(for the periods ended December 31, 2017)

Class A	1 Year	5 Years	Since inception (7/2/2012)
Return Before Taxes	10.01%	12.83%	12.83%
Return After Taxes on Distributions	9.29%	11.23%	11.30%
Return After Taxes on Distributions and Sale of Fund Shares	6.25%	9.64%	9.72%
Class C
Return Before Taxes	15.90%	13.33%	13.23%
Lipper Flexible Portfolio Funds Index	15.47%	7.77%	8.39%
Class I			Since inception (6/6/2014)
Return Before Taxes	17.00%	N/A	8.85%
Lipper Flexible Portfolio Funds Index	15.47%	7.77%	5.10%

The following paragraph contained under the section of the Fund’s Prospectus entitled “Performance” is deleted in its entirety:

The Fund’s primary benchmark was changed from the S&P Total Return Index to the Lipper Flexible Portfolio Funds Index ("Lipper Index"). It was determined that the Lipper Index is the appropriate broad based securities market index to compare the Fund’s performance because the Fund allocations to common stock and fixed income securities and Lipper Index better represents these asset classes.

* * * * *

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, each dated November 1, 2018, and the Summary Prospectus dated December 18, 2018, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2017)
Catalyst/Lyons Tactical Allocation Fund | Lipper Flexible Portfolio Funds Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.47%
5 Years	rr_AverageAnnualReturnYear05	7.77%
Since Inception	rr_AverageAnnualReturnSinceInception	8.39%
Since Inception	msft_AverageAnnualReturnSinceInception1	5.10%
Catalyst/Lyons Tactical Allocation Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CLTAX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.01%
5 Years	rr_AverageAnnualReturnYear05	12.83%
Since Inception	rr_AverageAnnualReturnSinceInception	12.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
Catalyst/Lyons Tactical Allocation Fund | Class A | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.29%
5 Years	rr_AverageAnnualReturnYear05	11.23%
Since Inception	rr_AverageAnnualReturnSinceInception	11.30%
Catalyst/Lyons Tactical Allocation Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.25%
5 Years	rr_AverageAnnualReturnYear05	9.64%
Since Inception	rr_AverageAnnualReturnSinceInception	9.72%
Catalyst/Lyons Tactical Allocation Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CLTCX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.90%
5 Years	rr_AverageAnnualReturnYear05	13.33%
Since Inception	rr_AverageAnnualReturnSinceInception	13.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 02, 2012
Catalyst/Lyons Tactical Allocation Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CLTIX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.00%
Since Inception	msft_AverageAnnualReturnSinceInception1	8.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2014